Average Annual Total Returns - Index 600 Stock Portfolio	Index 600 Stock Portfolio 1 Yr	Index 600 Stock Portfolio 5 Yr	Index 600 Stock Portfolio 10 Yr	S&P SmallCap 600® Index(reflects no deduction for fees, expenses or taxes) 1 Yr	S&P SmallCap 600® Index(reflects no deduction for fees, expenses or taxes) 5 Yr	S&P SmallCap 600® Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Small Cap Core Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Small Cap Core Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Small Cap Core Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	10.93%	12.03%	11.55%	11.29%	12.36%	11.91%	12.21%	10.64%	9.82%